NOTE 9 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Payments for Advance to Affiliate	$ 1,000	$ 24,220
Proceeds from Related Party Debt	100	200		$ 20,182
Due from Related Parties	375,955		424,086	221,790
[custom:RepaymentsOfRelatedPartyDebt2]	0
Repayments of Related Party Debt		60,787	90,787	20,197
Due to Related Parties, Current	26,613		$ 26,613	$ 94,616
Management Fee Expense	270,000	270,000
Increase (Decrease) in Employee Related Liabilities	0	976,200
Payments to Employees	$ 281,000	$ 301,300